N-2	Apr. 04, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001818105
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	NB PRIVATE MARKETS ACCESS FUND LLC
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses	Institutional Class	Class A-1	Class A-2
Maximum Sales Load (as a percentage of subscription amount)(1)	None	3.50%	None
Maximum Early Repurchase Fee (as a percentage of repurchased amount)(2)	2.00%	2.00%	2.00%

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Annual Expenses (as a percentage of the Fund’s net assets)	Institutional Class	Class A-1	Class A-2
Advisory Fee(3)(9)	1.50%	1.50%	1.50%
Incentive Fee(4)	0.81%	0.80%	0.80%
Distribution and Servicing Fee(5)	0.00%	0.70%	0.70%
Interest Payments on Borrowed Funds(6)	0.34%	0.34%	0.34%
Other Expenses(7)	0.34%	0.34%	0.34%
Acquired Fund Fees and Expenses(8)	0.17%	0.17%	0.17%
Total Annual Expenses	3.16%	3.85%	3.85%
Fee Waiver and/or Expense Reimbursement(9)	(0.04)%	(0.04)%	(0.04)%
Total Annual Expenses (After Fee Waiver and/or Expense Reimbursement)	3.12%	3.81%	3.81%

Other Annual Expenses [Abstract]
Purpose of Fee Table , Note [Text Block]	The fee table below is intended to assist Shareholders in understanding the various costs and expenses that the Fund expects to incur, and that Shareholders can expect to bear, by investing in the Fund.
Basis of Transaction Fees, Note [Text Block]	as a percentage of subscription amount
Other Transaction Fees, Note [Text Block]	as a percentage of repurchased amount
Acquired Fund Fees and Expenses, Note [Text Block]	Includes the fees and expenses of the Portfolio Funds in which the Fund is already invested and intends to invest based upon the anticipated net proceeds of the offering. Some of the Portfolio Funds in which the Fund invests generally charge asset-based management fees. The managers of the Portfolio Funds may also receive performance-based compensation if the Portfolio Funds achieve certain profit levels, generally in the form of “carried interest” allocations of profits from the Portfolio Funds, which effectively will reduce the investment returns of the Portfolio Funds. The Portfolio Funds in which the Fund invests generally charge a management fee of 1.00% to 2.50%, and approximately 20% to 30% of net profits as a carried interest allocation, subject to a clawback. The “Acquired Fund Fees and Expenses” disclosed above are based on historic returns of the Portfolio Funds in which the Fund already invests and expects to invest, which may change substantially over time. The “Acquired Fund Fees and Expenses” reflects operating expenses of the Portfolio Funds (i.e., management fees, administration fees and professional and other direct, fixed fees and expenses of the Portfolio Funds) and does not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind. As such, fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds.
Acquired Fund Fees Estimated, Note [Text Block]	The “Acquired Fund Fees and Expenses” disclosed above are based on historic returns of thePortfolio Funds in which the Fund already invests and expects to invest, which may change substantially over time. The “Acquired Fund Fees and Expenses” reflects operating expenses of the Portfolio Funds (i.e., management fees, administration fees and professional and other direct, fixed fees and expenses of the Portfolio Funds) and does not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind.
Acquired Fund Incentive Allocation, Note [Text Block]	The managers of the Portfolio Funds may also receive performance-based compensation if the Portfolio Funds achieve certain profit levels, generally in the form of “carried interest” allocations of profits from the Portfolio Funds, which effectively will reduce the investment returns of the Portfolio Funds. The Portfolio Funds in which the Fund invests generally charge a management fee of 1.00% to 2.50%, and approximately 20% to 30% of net profits as a carried interest allocation, subject to a clawback.
Incentive Allocation Minimum [Percent]	20.00%
Incentive Allocation Maximum [Percent]	30.00%
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
The Fund intends to utilize leverage in connection with its investment activities. Specifically, the Fund may borrow money through its credit facility to provide liquidity for capital calls by Portfolio Funds and to manage timing issues in connection with the acquisition of Fund investments and the inflows of additional capital. There is no assurance, however, that the Fund will be able to timely repay any borrowings under such credit facility, which may result in the Fund incurring leverage on its portfolio investments from time to time. There can be no assurance that the Fund will be able to renew its credit facility on attractive terms. The Fund’s borrowings will at all times be subject to the Asset Coverage Requirement, meaning that the value of the Fund’s total indebtedness may not exceed one third the value of its total assets (including the indebtedness). Leverage is speculative and involves certain risks. In general, the use of leverage by the Fund may increase the volatility of the Fund. See “Risks — Use of Leverage.” None of the foregoing Investment Company Act requirements apply to Portfolio Funds in which the Fund invests unless such Portfolio Funds are registered under the Investment Company Act. To enhance the Fund’s liquidity, particularly in times of possible net outflows through the repurchase of Shares by periodic tender offers to investors, the Adviser may sell certain of the Fund’s assets.

Risk Factors [Table Text Block]
Use of Leverage
The Fund may utilize leverage in connection with its investment activities. Specifically, the Fund may borrow money through its credit facility to provide liquidity for capital calls by Portfolio Funds and to manage timing issues in connection with the acquisition of Fund investments (e.g., to provide the Fund with temporary liquidity to acquire investments in advance of the Fund’s receipt of proceeds from the realization of other assets or additional sales of Shares) up to the limits of the Asset Coverage Requirement. The Fund’s borrowings will at all times be subject to the Asset Coverage Requirement.
The use of leverage is speculative and involves certain risks. Although leverage will increase the Fund’s investment return if the Fund’s interest in an investment purchased with borrowed funds earns a greater return than the interest expense the Fund pays for the use of those funds, the use of leverage will decrease the return on the Fund if the Fund fails to earn as much on its investment purchased with borrowed funds as it pays for the use of those funds. The use of leverage will in this way magnify the volatility of changes in the value of an investment in the Fund, especially in times of a “credit crunch” or during general market turmoil, such as that experienced during late 2008. The Fund may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. If the Fund is unable to access additional credit, it may be forced to sell its interests in portfolio investments at inopportune times, which may further affect the returns of the Fund.
Portfolio Fund Managers may also employ leverage through borrowings or derivative instruments and are likely to directly or indirectly acquire interests in companies with leveraged capital structures. If income and appreciation on investments made with borrowed funds are less than the cost of the leverage, the value of the relevant portfolio or investment will decrease. Accordingly, any event that adversely affects the value of the Fund’s investment will be magnified to the extent leverage is employed. The cumulative effect of the use of leverage by the Fund or by underlying investments in a market that moves adversely to the relevant investments could result in substantial losses, exceeding those that would have been incurred if leverage had not been employed.

Use of Leverage [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Use of Leverage
The Fund may utilize leverage in connection with its investment activities. Specifically, the Fund may borrow money through its credit facility to provide liquidity for capital calls by Portfolio Funds and to manage timing issues in connection with the acquisition of Fund investments (e.g., to provide the Fund with temporary liquidity to acquire investments in advance of the Fund’s receipt of proceeds from the realization of other assets or additional sales of Shares) up to the limits of the Asset Coverage Requirement. The Fund’s borrowings will at all times be subject to the Asset Coverage Requirement.
The use of leverage is speculative and involves certain risks. Although leverage will increase the Fund’s investment return if the Fund’s interest in an investment purchased with borrowed funds earns a greater return than the interest expense the Fund pays for the use of those funds, the use of leverage will decrease the return on the Fund if the Fund fails to earn as much on its investment purchased with borrowed funds as it pays for the use of those funds. The use of leverage will in this way magnify the volatility of changes in the value of an investment in the Fund, especially in times of a “credit crunch” or during general market turmoil, such as that experienced during late 2008. The Fund may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. If the Fund is unable to access additional credit, it may be forced to sell its interests in portfolio investments at inopportune times, which may further affect the returns of the Fund.
Portfolio Fund Managers may also employ leverage through borrowings or derivative instruments and are likely to directly or indirectly acquire interests in companies with leveraged capital structures. If income and appreciation on investments made with borrowed funds are less than the cost of the leverage, the value of the relevant portfolio or investment will decrease. Accordingly, any event that adversely affects the value of the Fund’s investment will be magnified to the extent leverage is employed. The cumulative effect of the use of leverage by the Fund or by underlying investments in a market that moves adversely to the relevant investments could result in substantial losses, exceeding those that would have been incurred if leverage had not been employed.

Assuming annual returns of 5%, expenses on a $1,000 investment [Member]
Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Example 1

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 Class A-1 investment, assuming a 5% annual return:	$72	$139	$202	$370
You would pay the following expenses on a $1,000 Class A-2 investment, assuming a 5% annual return:	$38	$108	$174	$347
You would pay the following expenses on a $1,000 Institutional Class investment, assuming a 5% annual return:	$31	$87	$140	$281

Assuming annual returns of 5%, expenses on a $25,000 investment [Member]
Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Example 2

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $25,000 Class A-1 investment, assuming a 5% annual return:	$1,800	$3,471	$5,062	$9,253
You would pay the following expenses on a $25,000 Class A-2 investment, assuming a 5% annual return:	$958	$2,691	$4,339	$8,681
You would pay the following expenses on a $25,000 Institutional Class investment, assuming a 5% annual return:	$787	$2,181	$3,495	$7,021

Institutional Class Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[2]
Management Fees [Percent]	1.50%	[3],[4]
Interest Expenses on Borrowings [Percent]	0.34%	[5]
Distribution/Servicing Fees [Percent]	0.00%	[6]
Incentive Fees [Percent]	0.81%	[7]
Other Master Fund Expenses [Percent]	0.34%	[8]
Acquired Fund Fees and Expenses [Percent]	0.17%	[9]
Other Annual Expenses [Abstract]
Total Annual Expenses [Percent]	3.16%
Waivers and Reimbursements of Fees [Percent]	(0.04%)	[3]
Net Expense over Assets [Percent]	3.12%
Institutional Class Shares [Member] | Assuming annual returns of 5%, expenses on a $1,000 investment [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 31
Expense Example, Years 1 to 3	87
Expense Example, Years 1 to 5	140
Expense Example, Years 1 to 10	281
Institutional Class Shares [Member] | Assuming annual returns of 5%, expenses on a $25,000 investment [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	787
Expense Example, Years 1 to 3	2,181
Expense Example, Years 1 to 5	3,495
Expense Example, Years 1 to 10	$ 7,021
Class A-1 Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.50%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[2]
Management Fees [Percent]	1.50%	[3],[4]
Interest Expenses on Borrowings [Percent]	0.34%	[5]
Distribution/Servicing Fees [Percent]	0.70%	[6]
Incentive Fees [Percent]	0.80%	[7]
Other Master Fund Expenses [Percent]	0.34%	[8]
Acquired Fund Fees and Expenses [Percent]	0.17%	[9]
Other Annual Expenses [Abstract]
Total Annual Expenses [Percent]	3.85%
Waivers and Reimbursements of Fees [Percent]	(0.04%)	[3]
Net Expense over Assets [Percent]	3.81%
Class A-1 Shares [Member] | Assuming annual returns of 5%, expenses on a $1,000 investment [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 72
Expense Example, Years 1 to 3	139
Expense Example, Years 1 to 5	202
Expense Example, Years 1 to 10	370
Class A-1 Shares [Member] | Assuming annual returns of 5%, expenses on a $25,000 investment [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	1,800
Expense Example, Years 1 to 3	3,471
Expense Example, Years 1 to 5	5,062
Expense Example, Years 1 to 10	$ 9,253
Class A-2 Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[2]
Management Fees [Percent]	1.50%	[3],[4]
Interest Expenses on Borrowings [Percent]	0.34%	[5]
Distribution/Servicing Fees [Percent]	0.70%	[6]
Incentive Fees [Percent]	0.80%	[7]
Other Master Fund Expenses [Percent]	0.34%	[8]
Acquired Fund Fees and Expenses [Percent]	0.17%	[9]
Other Annual Expenses [Abstract]
Total Annual Expenses [Percent]	3.85%
Waivers and Reimbursements of Fees [Percent]	(0.04%)	[3]
Net Expense over Assets [Percent]	3.81%
Class A-2 Shares [Member] | Assuming annual returns of 5%, expenses on a $1,000 investment [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 38
Expense Example, Years 1 to 3	108
Expense Example, Years 1 to 5	174
Expense Example, Years 1 to 10	347
Class A-2 Shares [Member] | Assuming annual returns of 5%, expenses on a $25,000 investment [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	958
Expense Example, Years 1 to 3	2,691
Expense Example, Years 1 to 5	4,339
Expense Example, Years 1 to 10	$ 8,681

[1]	Subscriptions for Class A-1 Shares may be subject to a sales load of up to 3.50% of the subscription amount. The sales load payable by each Shareholder depends upon the amount invested by such Shareholder in Class A-1 Shares. While neither the Fund nor the Distributor impose an initial sales charge on Institutional Class or Class A-2 Shares, if a shareholder buys Class A-2 Shares through certain selling agents or financial intermediaries, such selling agent or financial intermediary may directly charge Shareholders transaction or other fees in such amount as they may determine.
[2]	A 2.00% Early Repurchase Fee payable to the Fund will be charged with respect to the repurchase of Shares at any time prior to the day immediately preceding the one-year anniversary of a Shareholder’s purchase of the Shares (on a “first in - first out” basis). An Early Repurchase Fee payable by a Shareholder may be waived in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner that will not discriminate unfairly against any Shareholder. The Early Repurchase Fee will be retained by the Fund for the benefit of the remaining Shareholders.
[3]	Pursuant to an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, the Investment Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund, if required to ensure certain annual operating expenses (excluding the advisory fee, incentive fee, distribution and servicing fee, interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, expenses related to, or incurred by, special purpose vehicles in connection with any credit facilities obtained by the Fund, interest payments incurred by the Fund or a subsidiary, fees and expenses incurred in connection with any credit facilities obtained by the Fund or a subsidiary, valuation service providers; and extraordinary expenses, if any) (“Other Expenses”) do not exceed 0.30% per annum of the average monthly net assets. The Fund agrees to repay the Investment Adviser any fees waived under the Expense Limitation Agreement or any Other Expenses the Investment Adviser reimburses in excess of the Expense Limitation Agreement, provided the repayments do not cause the Fund’s Other Expenses to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Investment Adviser, whichever is lower. Any such repayments must be made within three years after the year in which the Investment Adviser incurred the expense. The Expense Limitation Agreement has a term ending on July 31, 2026, and the Investment Adviser may extend the term for a period of one year on an annual basis.
[4]	The Fund pays the Investment Adviser a quarterly Advisory Fee at an annual rate of 1.50% based on the Fund’s net asset value, calculated and accrued monthly as of the last business day of each month. For purposes of determining the Advisory Fee payable to the Investment Adviser for any month, the net asset value will be calculated prior to the inclusion of the Advisory Fee payable to the Investment Adviser. To the extent the Fund invests any assets in an affiliated investment company, the Investment Adviser undertakes to waive a portion of the Advisory Fee equal to the advisory fee it receives from such affiliated investment company on those assets.
[5]	In addition to interest payments, includes fees payable under the Fund’s current credit facility. This item estimates interest payments in connection with the credit facility as if the credit facility had been in effect during the fiscal year ended March 31, 2025.
[6]	Class A-1 Shares and Class A-2 Shares each pay a Distribution and Servicing Fee at an annual rate of 0.70% based on the aggregate net assets of the Fund attributable to such class to the Fund’s Distributor. For purposes of determining the Distribution and Servicing Fee, net asset value will be calculated prior to any reduction for any fees and expenses, including, without limitation, the Distribution and Servicing Fee payable. Institutional Class Shares are not subject to a Distribution and Servicing Fee.
[7]	At the end of each calendar quarter, the Investment Adviser is entitled to receive an Incentive Fee equal to 10% of the difference, if positive, between (i) the net profits of the Fund for the relevant period and (ii) the then balance, if any, of the Loss Recovery Account. For the purposes of the Incentive Fee, the term “net profits” shall mean (i) the amount by which the net asset value of the Fund on the last day of the relevant period exceeds the net asset value of the Fund as of the commencement of the same period, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (including offering and organizational expenses) plus (ii) the aggregate distributions accrued during the period. The actual amount of the Incentive Fee will vary over time, and may be more or less than the amount in the table above.
[8]	“Other Expenses” are based on estimated amounts for the current fiscal year and include, among other things, professional fees and other expenses that the Fund bears, including initial and ongoing offering costs and fees and expenses of the Administrator, transfer agent and custodian.
[9]	Includes the fees and expenses of the Portfolio Funds in which the Fund is already invested and intends to invest based upon the anticipated net proceeds of the offering. Some of the Portfolio Funds in which the Fund invests generally charge asset-based management fees. The managers of the Portfolio Funds may also receive performance-based compensation if the Portfolio Funds achieve certain profit levels, generally in the form of “carried interest” allocations of profits from the Portfolio Funds, which effectively will reduce the investment returns of the Portfolio Funds. The Portfolio Funds in which the Fund invests generally charge a management fee of 1.00% to 2.50%, and approximately 20% to 30% of net profits as a carried interest allocation, subject to a clawback. The “Acquired Fund Fees and Expenses” disclosed above are based on historic returns of the Portfolio Funds in which the Fund already invests and expects to invest, which may change substantially over time. The “Acquired Fund Fees and Expenses” reflects operating expenses of the Portfolio Funds (i.e., management fees, administration fees and professional and other direct, fixed fees and expenses of the Portfolio Funds) and does not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind. As such, fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds.